SHARE CAPITAL (Disclosure of detailed information about diluted earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Net earnings (loss) for the year	$ 1,159	$ (48,066)
Basic weighted average number of shares outstanding (in shares)	150,901,598	135,367,129
Effect of dilutive securities: Stock options	1,333,116	0
Effect of dilutive securities: Performance share units	1,805,000	0
Diluted weighted average number of share outstanding	154,039,714	135,367,129
Diluted earnings (loss) per share	$ 0.01	$ (0.36)